SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	7 - 20
Internal use software	33

Schedule of Other Intangible Assets Depreciation Rates
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual rates ranges:

%

Core technology	12.5 - 50
Customer relationships	14.7 - 33.3
Trademarks	12.5 - 50
Customer backlog	50 - 100

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2017 and 2016:

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(216)	$(101)	$(46,507)	$(46,824)

Other comprehensive income (loss) before reclassifications	(854)	6,821	13,529	19,496
Amounts reclassified from accumulated other comprehensive income	-	(5,586)	-	(5,586)

Net current-period other comprehensive income (loss)	(854)	1,235	13,529	13,910

Ending balance	$(1,070)	$1,134	$(32,978)	$(32,914)

	Year ended December 31, 2016
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(1,930)	$(569)	$(21,706)	$(24,205)

Other comprehensive income (loss) before reclassifications	5,102	600	(24,801)	(19,099)
Amounts reclassified from accumulated other comprehensive income	(3,388)	(132)	-	(3,520)

Net current-period other comprehensive income (loss)	1,714	468	(24,801)	(22,619)

Ending balance	$(216)	$(101)	$(46,507)	$(46,824)